Borrowings - Total borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Feb. 15, 2018	Jan. 15, 2018	Dec. 31, 2017	Dec. 15, 2017	Feb. 28, 2017	Dec. 31, 2016	Aug. 05, 2016
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 11,035			$ 11,389			$ 12,071
Current borrowings	455			470
Non-current borrowings	$ 10,580			$ 10,919
Credit Agreement
Disclosure of detailed information about borrowings [line items]
Total borrowings						$ 3,583
5.750% Senior Secured Notes due 2020
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%			5.75%	5.75%
6.875% Senior Secured Notes due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate	6.875%	6.875%
5.125% Senior Secured Notes due 2023
Disclosure of detailed information about borrowings [line items]
Interest rate	5.125%						5.125%	5.125%
7.000% Senior Notes due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%						7.00%
6.400% Notes due 2018
Disclosure of detailed information about borrowings [line items]
Interest rate	6.40%		6.40%
7.950% Debentures due 2025
Disclosure of detailed information about borrowings [line items]
Interest rate	7.95%
8.375% Debentures due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate	8.375%
Cost
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 11,076			$ 11,440			$ 12,179
Cost | Securitization Facility
Disclosure of detailed information about borrowings [line items]
Total borrowings	420			420
Cost | Credit Agreement
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 3,528			3,576
Cost | 5.750% Senior Secured Notes due 2020
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%
Total borrowings	$ 3,137			3,137
Cost | 6.875% Senior Secured Notes due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate	6.875%
Total borrowings	$ 345			645
Cost | Floating Rate Senior Secured Notes due 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 750			750
Cost | 5.125% Senior Secured Notes due 2023
Disclosure of detailed information about borrowings [line items]
Interest rate	5.125%
Total borrowings	$ 1,600			1,600
Cost | 7.000% Senior Notes due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%
Total borrowings	$ 800			800
Cost | 6.400% Notes due 2018
Disclosure of detailed information about borrowings [line items]
Interest rate	6.40%
Total borrowings	$ 0			16
Cost | 7.950% Debentures due 2025
Disclosure of detailed information about borrowings [line items]
Interest rate	7.95%
Total borrowings	$ 276			276
Cost | 8.375% Debentures due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate	8.375%
Total borrowings	$ 200			200
Cost | Other borrowings
Disclosure of detailed information about borrowings [line items]
Total borrowings	20			20
Transaction costs
Disclosure of detailed information about borrowings [line items]
Total borrowings	(59)			(77)
Embedded derivatives
Disclosure of detailed information about borrowings [line items]
Total borrowings	23			32
Original issue discounts, net of premiums
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ (5)			$ (6)